Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues
Products	$ 9,448	$ 10,348	$ 37,510	$ 51,381
Services	4,033	3,739	15,657	15,576
Total Revenues	13,481	14,087	53,167	66,957
Cost of Revenues
Products	8,054	8,042	29,025	40,763
Services	2,139	2,098	9,215	6,865
Total Cost of Revenues	10,193	10,140	38,240	47,628
Gross Profit	3,288	3,947	14,927	19,329
Operating Expenses
Research and development	558	587	2,277	635
Sales and marketing	2,040	2,501	8,500	11,531
General and administrative	4,658	3,965	15,269	14,226
Acquisition related costs	3	20	876	355
Impairment of goodwill			7,400
Amortization of intangibles	1,383	1,056	4,328	3,994
Total Operating Expenses	8,642	8,129	38,650	30,741
Loss from Operations	(5,354)	(4,182)	(23,723)	(11,412)
Other Income (Expense)
Interest expense	(684)	(143)	(1,743)	(448)
Change in fair value of shares to be issued		(1)	13	211
Change in fair value of derivative liability	56		51
Other (expense) income	(65)	20	(266)	25
Loss on the settlement of obligation				(85)
Reserve for the recoverability of note receivable			(1,077)
Total Other Income (Expense)	(693)	(124)	(3,022)	(297)
Net Loss from Continuing Operations	(6,047)	(4,306)	(26,745)	(11,709)
Loss from Discontinued Operations, Net of Tax	(9)		(758)	(20)
Net Loss	(6,056)	(4,306)	(27,503)	(11,729)
Net Loss Attributable to Non-controlling Interest	(4)	(4)	(389)	(10)
Net Loss Attributable to Stockholders of Inpixon	$ (6,052)	$ (4,302)	$ (27,114)	$ (11,719)
Net Loss Per Basic and Diluted Common Share
Loss from continuing operations attributable to common stockholders			$ (15.40)	$ (8.29)
Loss from discontinued operations, net of tax			(0.21)	(0.01)
Net Loss Per Share - Basic and Diluted	$ (2.79)	$ (2.57)	$ (15.61)	$ (8.30)
Weighted Average Shares Outstanding
Basic and Diluted	2,170,909	1,673,714	1,737,120	1,412,094